Stock-based compensation	12 Months Ended
Mar. 31, 2021
Disclosure Of Share Based Payment Arrangements [Abstract]
Stock-based compensation	Stock-based compensation (numbers of shares and awards are presented in per share and per award amounts)
In 2012, the Company established the 2012 option plan (which was amended in 2015, 2019 and 2021) (the “2012 Legacy Option Plan”). In 2016, in connection with the grant of options to two senior executives of the Company, the Company established the 2016 option plan (which was amended in 2019) (the “2016 Legacy Option Plan” and, together with the 2012 Legacy Option Plan, the “Legacy Option Plans”). Employee stock option grants under the Legacy Option Plans generally vest as to 25% a year annually over four years and have a term of seven years. In connection with the Company's initial public offering in Canada (the "IPO"), the Legacy Option Plans were amended such that outstanding options granted thereunder are exercisable for Subordinate Voting Shares and no further awards can be made under the Legacy Option Plans.
In connection with the IPO, an omnibus incentive plan (as amended, the “Omnibus Incentive Plan”) was adopted. The Omnibus Incentive Plan was amended and restated in November 2019 to give effect to certain housekeeping amendments. The Omnibus Incentive Plan was amended and restated in September 2020 to convert such plan from a "fixed plan" to a "rolling plan", whereby the maximum number of Subordinate Voting Shares of the Company which may be reserved and set aside for issuance under such plan and the Legacy Option Plans were changed from a fixed number of Subordinate Voting Shares to a maximum aggregate number of Subordinate Voting Shares equal to 15% of all Subordinate Voting Shares issued and outstanding from time to time on a non-diluted basis (the "Amended and Restated Omnibus Incentive Plan"). On that basis, as at March 31, 2021, the maximum number of Subordinate Voting Shares available under the Amended and Restated Omnibus Plan and the Legacy Option Plans was 19,279,277. In February 2021, the Amended and Restated Omnibus Incentive Plan was updated to amend certain definitions.
The Amended and Restated Omnibus Incentive Plan allows the Board to grant long-term equity-based awards to eligible participants in the form of stock options, RSUs, DSUs, and PSUs. All options granted under the Amended and Restated Omnibus Incentive Plan have an exercise price determined and approved by the Board at the time of grant, which cannot be less than the market price of a Common Share on the date of the grant. Employee stock options under the Amended and Restated Omnibus Incentive Plan generally vest as to 25% on the first anniversary of the grant date and then monthly thereafter for 36 months until fully vested, are granted with a term of seven years and settled via the issuance of new shares upon exercise. A portion of stock option grants under the Amended and Restated Omnibus Incentive Plan vest as to 20% on the first anniversary, 25% on the second and third anniversaries and 30% on the fourth anniversary of the grant date.
Each RSU, DSU and PSU evidences the right to receive one Subordinate Voting Share (issued from treasury or purchased on the open market), cash based on the value of a Common Share or a combination thereof at some future time. RSUs under the Amended and Restated Omnibus Incentive Plan generally vest as to 30% on the first anniversary of the grant date and in eight equal quarterly tranches thereafter until fully vested. PSU vesting is conditional on the attainment of specified performance metrics determined by the Board. RSUs and PSUs must be settled before the date that is three years after the last day of the calendar year in which the performance of services for which the RSUs or PSUs were granted, occurred. DSUs generally vest on the grant date and must be settled after the termination date of the holder, but prior to the last day of the calendar year following such termination date. Each of RSUs, DSUs and PSUs may be settled via the issuance of shares, cash or a combination thereof at the discretion of the Board.
In connection with the acquisition of ShopKeep, the Company assumed the ShopKeep Plan. The assumed options were converted based on the option exchange ratio calculated in accordance with the definitive merger agreement into options to purchase the Company's Subordinate Voting Shares with corresponding adjustments made to (i) the number of shares issuable upon exercise of each assumed option and (ii) the exercise price of each such assumed option. A total of 1,226,214 Subordinate Voting Shares were reserved under the ShopKeep Plan. Immediately prior to the acquisition of ShopKeep, the ShopKeep Plan was amended such that outstanding options granted thereunder are exercisable for Subordinate Voting Shares and no further awards can be made under the ShopKeep Plan.
The Company has also made grants of stock options and RSUs without shareholder approval in compliance with an allowance under the rules of the Toronto Stock Exchange as inducements for executive officers to enter into contracts of full-time employment with the Company. The terms of such grants generally align with the terms governing grants of comparable awards under the Amended and Restated Omnibus Incentive Plan, though a separate share reserve is maintained for issuance in connection with the exercise or settlement of such awards.
The stock option activity and the weighted average exercise price are summarized as follows:

	2021		2020

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$

Outstanding – Beginning of year*	7,557,574	15.38	5,986,234	4.40
Granted	2,183,108	41.55	3,476,465	25.13
Assumed through business combination	1,226,214	6.40	—	—
Exercised	(2,951,034)	7.12	(1,469,127)	2.41
Forfeited	(1,219,823)	22.48	(429,266)	10.49
Expired	—	—	(6,732)	18.76

Outstanding – End of year	6,796,039	24.48	7,557,574	13.96

Exercisable – End of year	1,523,685	17.40	1,651,692	4.00
*the 2021 beginning of year weighted average exercise price was adjusted from the prior year closing weighted average exercise price to account for this year's foreign exchange rate

The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2021 are summarized as follows:

	2021		2021		2021
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	117,769	24.67	7,109	25.66	84,326	24.75
Granted	989,384	45.73	7,642	27.64	66,038	25.09
Released	(36,515)	32.17	—	—	(51,094)	24.97
Forfeited	(130,805)	36.30	—	—	(24,088)	24.75

Outstanding – End of year	939,833	44.93	14,751	26.68	75,182	24.90
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2020 are summarized as follows:

	2020		2020		2020
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	—	—	—	—	—	—
Granted	124,162	24.64	7,109	25.66	84,326	24.75
Released	(1,176)	24.11	—	—	—	—
Forfeited	(5,217)	24.11	—	—	—	—

Outstanding – End of year	117,769	24.67	7,109	25.66	84,326	24.75

The fair value of stock options granted to employees was estimated at the dates of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2021	2020

Expected volatility	45.55%	40.81%
Risk-free interest rate	0.38%	1.27%
Expected option life	4.27 years	4.57 years
Expected dividend yield	0%	0%
Forfeiture rate	28.51%	25.46%
The fair value of stock options, RSUs, DSUs and PSUs granted in 2021 amounted to $79,581 (2020 – $37,689). The initial aggregate fair value of options, RSUs and PSUs forfeited in the fiscal year ended March 31, 2021 amounted to $13,053 (2020 – $1,901). For the fiscal year ended March 31, 2021, stock-based compensation expense of $32,739 (2020 – $8,870) was recorded in the consolidated statements of loss and comprehensive loss with a corresponding credit to additional paid-in capital. An expense of $1,120 was also booked to account for the stock-based compensation impact from replacement awards issued in connection with the ShopKeep acquisition.
As at March 31, 2021, the total remaining unrecognized stock-based compensation expense amounted to $45,365 (2020 – $16,956), which will be amortized over the weighted average remaining requisite service period of 1.44 years (2020 – 1.73 years).
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2021:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 4.86	1,551,131	4.51	3.95	419,063	3.94	3.09
4.87 to 24.52	1,334,262	5.35	14.22	472,154	5.36	14.77
24.53 to 26.73	1,424,350	5.92	25.82	308,005	5.83	25.53
26.74 to 33.52	1,308,231	5.95	29.54	179,099	5.87	28.73
33.53 to 72.94	1,178,065	6.30	55.88	145,364	5.47	35.96

Total	6,796,039	5.56	24.48	1,523,685	5.13	17.40
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2020:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.26 to 4.36	975,676	2.87	2.54	846,113	2.72	2.43
4.37 to 4.86	1,879,975	4.98	4.72	483,930	4.90	4.72
4.87 to 16.45	1,328,382	5.58	6.85	321,649	5.60	7.05
16.46 to 23.73	1,261,995	6.41	21.96	—	0.00	—
23.74 to 30.71	2,111,546	6.71	27.17	—	0.00	—

Total	7,557,574	5.54	13.96	1,651,692	3.92	4.00